Supplemental Schedule of Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule Of Reinsurance Premiums For Insurance Companies [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE IV—REINSURANCE
(in millions)

	As of or for the Year ended December 31,
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amounts	Percentage of Amount Assumed to Net
2013
Life insurance in force	$77	$36,830	$2,889,804	$2,853,051	101.3%
Premiums
U.S. and Latin America operations
Traditional operations	$5.2	$146.2	$4,704.4	$4,563.4	103.1%
Non-Traditional operations	—	44.7	67.2	22.5	298.7
Canada operations	—	54.2	1,016.5	962.3	105.6
Europe, Middle East and Africa operations	—	25.8	1,246.6	1,220.8	102.1
Asia Pacific operations	—	48.5	1,533.7	1,485.2	103.3
Corporate and Other	—	—	(0.2)	(0.2)	100.0
Total	$5.2	$319.4	$8,568.2	$8,254.0	103.8%
2012
Life insurance in force	$76	$38,048	$2,927,573	$2,889,601	101.3%
Premiums
U.S. and Latin America operations
Traditional operations	$3.8	$152.1	$4,491.2	$4,342.9	103.4%
Non-Traditional operations	—	50.5	64.6	14.1	458.2
Canada operations	—	52.9	968.6	915.7	105.8
Europe, Middle East and Africa operations	—	26.2	1,241.4	1,215.2	102.2
Asia Pacific operations	—	44.3	1,453.8	1,409.5	103.1
Corporate and Other	—	—	9.2	9.2	100.0
Total	$3.8	$326.0	$8,228.8	$7,906.6	104.1%
2011
Life insurance in force	$76	$39,987	$2,664,353	$2,624,442	101.5%
Premiums
U.S. and Latin America operations
Traditional operations	$2.6	$144.9	$4,151.2	$4,008.9	103.5%
Non-Traditional operations	—	52.3	65.5	13.2	496.2
Canada operations	—	104.8	940.1	835.3	112.6
Europe, Middle East and Africa operations	—	29.7	1,139.6	1,109.9	102.7
Asia Pacific operations	—	36.8	1,396.5	1,359.7	102.7
Corporate and Other	—	—	8.7	8.7	100.0
Total	$2.6	$368.5	$7,701.6	$7,335.7	105.0%